INVESTMENTS AVAILABLE-FOR-SALE (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Portfolio investment
Cost	$ 11,137	70,000
Gross unrealized loss
Fair market value	11,137	70,000
Total investments available-for-sale	$ 11,137	70,000